Loans receivable, net	12 Months Ended
Jun. 30, 2026
Loans receivable, net
Loans receivable, net

Note 5 – Loans receivable, net

Outstanding balances on loans receivable consist of the following as of June 30, 2026 and 2025:

		Interest rate / Effective		June 30,	June 30,
Third party	Maturity	yield	Collateral/Guarantee	2026	2025
A	January 5, 2026 (Extended to January 5, 2027 on January 5, 2026) (1)	10.00%	None	$499,934	$499,934
A	April 30, 2026 (Extended to April 30, 2027 on April 30, 2026)(1)	10.00%	None	1,600,000	1,600,000
PTMMS	Monthly net settlement amounts through the fifth anniversary of billing commencement date(2)	12.93%	Company retains legal title to AI servers; no third-party guarantee	11,525,929	—
Loans receivable from third parties				13,625,863	2,099,934
Allowance for credit losses				(209,993)	(209,993)
Loans receivable, net				$13,415,870	$1,889,941
Less: non-current				(10,791,469)	—
Total current				$2,624,401	$1,889,941

Movements of allowance for credit losses are as follows:

	For the year ended	For the year ended	For the year ended
	June 30,	June 30,	June 30,
	2026	2025	2024
Beginning balance	$209,993	$275,500	$—
(Recovery) addition	—	(65,507)	275,500
Ending balance	$209,993	$209,993	$275,500

Interest income of the above loans receivable for the years ended June 30, 2026, 2025 and 2024 amounted to $210,000, $210,000, and $97,917, respectively.

(1)	These loans were advanced to a third party in connection with the Company’s contemplated business cooperation with the counterparty. During the year ended June 30, 2026, the maturity dates of the loans were further extended based on mutual agreement, primarily to align with the revised implementation timeline of the contemplated cooperation and related operational arrangements. As of June 30, 2026, the loans remained unsecured and uncollateralized. Management continues to monitor the status of the counterparty and the contemplated cooperation, and has considered the relevant facts and circumstances in assessing the recoverability of the outstanding balances and the related allowance for credit losses.
(2)	On June 28, 2026, the Company entered into an integrated transaction with PTMMS comprising three concurrently executed, cross-conditioned agreements: (i) the Asset Purchase Agreement for AI servers for $11,000,000 ($1,000,000 cash and $10,000,000 of pre-funded warrants); (ii) the pre-funded warrants exercisable into 1,291,573 Class A Ordinary Shares; and (iii) a five-year, non-cancellable, exclusive Management Agreement under which PTMMS, as manager, retains full operational control of the servers and all variable economic upside, while paying the Company a fixed monthly amount of $368,640, subject to contractual net settlement for owner expenses and other applicable amounts.

The Asset Purchase Agreement and Management Agreement were evaluated together as an integrated arrangement. Although legal title to the servers transferred to the Company, the leaseback arrangement precluded the Company from obtaining control of the servers for accounting purposes. Accordingly, the transfer did not qualify as a sale and the Company accounted for the transaction as a financing arrangement. The Company did not recognize the servers as property and equipment and instead recognized a financial asset for the fair value of the consideration transferred.

The financial asset was initially recognized at $11,525,929, comprising the $1,000,000 cash consideration and the $10,525,929 issuance-date fair value of the pre-funded warrants. The pre-funded warrants were measured based on the quoted market price of the Company’s Class A Ordinary Shares, adjusted for the nominal exercise price.

Under the Management Agreement, amounts payable by PTMMS to the Company and amounts payable by the Company to PTMMS are contractually set off and net settled for each settlement period. Based on management’s current estimate of the resulting net settlement cash flows, the financial asset has an estimated effective annual yield of approximately 12.93%. Cash receipts are accounted for using the effective-interest method and allocated between interest income and reduction of the financial asset. Management will reassess the estimated net settlement cash flows as actual settlement information becomes available.